Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)		$ 0.01
Percentage of warrant purchase	100.00%	100.00%
Principal amount (in Dollars)		$ 14
Common Share Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5
Shares warrants		1,271,198	1,091,525
Preferred Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants		15,819	15,819
Common Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants	1,569,562	1,171,198
Preferred Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants	15,819	15,819
Senior Secured Convertible Notes [Member]
Warrant Liabilities [Line Items]
Aggregate principal amount of debt (in Dollars)	$ 14
Series A Preferred Stock [Member]
Warrant Liabilities [Line Items]
Preferred stock per share (in Dollars per share)	$ 17.58	$ 17.58